[MHM, June 30, 2006]

[Translation]

SEMI-ANNUAL REPORT (During the Twelfth Term) From: October 1, 2005 To: March 31, 2006

PUTNAM DIVERSIFIED INCOME TRUST

(2259)

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2006

Accounting Period:	During the 12th term (from October 1, 2005 to
March 31, 2006)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Charles E. Porter
of Representative:	Executive Vice President, Associate Treasurer and
Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

- 1 - I. STATUS OF INVESTMENT FUND

(1)	Diversification of Investment Portfolio
		(as of the end of April, 2006)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds	United States	638,963,304	21.19
	Canada	32,145,342	1.07
	Luxembourg	20,898,983	0.69
	Cayman Islands	19,238,968	0.64
	France	10,249,226	0.34
	United Kingdom	9,156,133	0.30
	Ireland	7,457,059	0.25
	Germany	5,211,308	0.17
	Brazil	2,883,716	0.10

Sub-total		746,204,039	24.75%

Collateralized Mortgage
Obligations	United States	443,903,995	14.72
	Ireland	24,573,349	0.81
	United Kingdom	22,005,490	0.73
	Cayman Islands	4,505,460	0.15

Sub-total		494,988,294	16.41%

Asset-Backed Securities	United States	326,407,214	10.82
	United Kingdom	67,721,960	2.25
	Cayman Islands	65,235,919	2.16
	Ireland	7,451,655	0.25

Sub-total		466,816,748	15.48%

Foreign Government Bonds	France	140,174,975	4.65
	Ireland	66,398,903	2.20
	Brazil	37,159,505	1.23
	Sweden	34,949,146	1.16
	Argentina	30,248,183	1.00
	Russia	28,346,936	0.94
	Spain	20,101,620	0.67
	Canada	18,834,866	0.63
	Philippines	16,120,467	0.53
	South Africa	14,692,105	0.49
	Germany	13,063,144	0.43
	Mexico	9,232,813	0.31
	Colombia	8,016,920	0.27
	Venezuela	7,094,675	0.24
	El Salvador	4,639,000	0.15
	Indonesia	4,480,673	0.15
	Dominican Republic	3,120,000	0.10
	Peru	2,841,300	0.09
	Barbados	2,482,131	0.08
	Japan	193,332	0.01

Sub-total		462,190,694	15.33%

U.S. Treasury Obligations	United States	257,103,117	8.53%

Senior Loans	United States	238,935,679	7.91
	Bermuda	3,871,144	0.13
	Canada	3,264,225	0.11
	United Kingdom	2,628,654	0.09
	Singapore	780,968	0.03
	Norway	553,768	0.02

Sub-total		250,034,438	8.29%

U.S. Government Agency
Mortgage Obligations	United States	42,694,688	1.41%

Convertible Bonds	United States	2,130,375	0.07%

Purchased Options	United States	863,626	0.03%

Short-Term Investments	United States	246,387,279	8.17%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		46,078,419	1.53%

Total

(Net Asset Value)		3,015,491,717	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥ 114.40 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th April, 2006). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2006 is as follows:

Class C Shares

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2005 end of May	235,106	26,896	10.18	(10.22)	1,165	(1,169)
June	241,743	27,655	10.22	(10.26)	1,169	(1,174)
July	238,189	27,249	10.20	(10.24)	1,167	(1,171)
August	238,630	27,299	10.24	(10.28)	1,171	(1,176)
September	226,005	25,855	10.14	(10.18)	1,160	(1,165)
October	213,769	24,455	10.02	(10.06)	1,146	(1,151)
November	200,058	22,887	10.01	(10.05)	1,145	(1,150)
December	188,613	21,577	9.85	(10.11)	1,127	(1,157)
2006 end of January	181,939	20,814	9.86	(9.90)	1,128	(1,133)
February	172,388	19,721	9.87	(9.91)	1,129	(1,134)
March	162,022	18,535	9.75	(9.79)	1,115	(1,120)
April	153,364	17,545	9.73	(9.77)	1,113	(1,118)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2005 end of May	2,677,758	306,336	10.15	(10.19)	1,161	(1,166)
June	2,510,068	287,152	10.19	(10.23)	1,166	(1,170)
July	2,333,409	266,942	10.17	(10.21)	1,163	(1,168)
August	2,208,469	252,649	10.22	(10.26)	1,169	(1,174)
September	1,898,276	217,163	10.11	(10.15)	1,157	(1,161)
October	1,723,714	197,193	10.00	(10.04)	1,144	(1,149)
November	1,585,455	181,376	9.99	(10.03)	1,143	(1,147)
December	1,445,280	165,340	9.83	(10.09)	1,125	(1,154)
2006 end of January	1,403,416	160,551	9.84	(9.88)	1,126	(1,130)
February	1,351,222	154,580	9.85	(9.89)	1,127	(1,131)
March	1,279,487	146,373	9.73	(9.77)	1,113	(1,118)
April	1,231,294	140,860	9.71	(9.75)	1,111	(1,115)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2005 to April 2006 are as follows:

Class C Shares

			NAV on the ex-
	Dividend		dividend date

Month/Year	Dollar	Yen	Dollar

2005 end of May	0.036	4.12	10.07

June	0.036	4.12	10.17

July	0.035	4.00	10.17

August	0.035	4.00	10.17

September	0.036	4.12	10.20

October	0.035	4.00	10.02

November	0.036	4.12	9.99

December	0.257	29.40	9.77

2006 end of January	0.038	4.35	9.86

February	0.039	4.46	9.82

March	0.039	4.46	9.74

April	0.038	4.35	9.69

Class M Shares

			NAV on the ex-
	Dividend		dividend date

Month/Year	Dollar	Yen	Dollar

2005 end of May	0.040	4.58	10.04

June	0.040	4.58	10.15

July	0.040	4.58	10.14

August	0.040	4.58	10.14

September	0.040	4.58	10.17

October	0.040	4.58	10.00

November	0.040	4.58	9.96

December	0.261	29.86	9.74

2006 end of January	0.043	4.92	9.83

February	0.043	4.92	9.79

March	0.043	4.92	9.71

April	0.043	4.92	9.66

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

	5/1/05-4/30/06	2.84%

 (Note)  Annual Return (%) = { [ [ Ending Nav *A] ] / Beginning NAV] - 1} * 100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2005 and Ending NAV means net asset value per share on April 30, 2006.

Class M Shares

Annual Return

	5/1/05-4/30/06	3.39%

(Note)   Annual Return (%) = { [ [ Ending Nav *A] ] / Beginning NAV] - 1} * 100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2005 and Ending NAV means net asset value per share on April 30, 2006.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2006 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2005	4,067,709	11,057,212	15,754,451
To: April 30, 2006	(2,421,330)	(9,659,090)	(11,376,040)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2005	2,217,215	154,840,720	126,841,042
To: April 30, 2006	(1,774,300)	(154,236,595)	(124,328,440)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2006).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

(1) Litigation and Other Significant Events

Regulatory matters and litigation.

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing. Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940.

Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

The fiscal year end of the Fund is September 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, LLC. (Investment Management Company) (1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 200): $81,068,104*

2. Amount of member’s equity:

Year	Member’s Equity

End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004+	-$9,155,466
End of 2005	$73,231,356

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $126.7 billion):

		(As of the end of April, 2006)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	12	4,405.10

	Open End Type Balanced Fund	13	34,661.29

U.S.A.
	Open End Type Bond Fund	32	27,204.33

	Open End Type Equity Fund	51*	60,511.02

	Total	108	126,781.74

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Regulatory matters and litigation.

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing. Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940.

Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY [Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]